Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments, Legal Proceedings and Contingencies, and Guarantees

Commitments

We have commitments for leases and long-term debt that are discussed further under "Leases" in Note 2, Summary of Significant Accounting Policies, and Note 5, Debt. We are a party to a number of long-term log and wood fiber supply agreements that are discussed in Note 15, Commitments, Legal Proceedings and Contingencies, and Guarantees, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K. In addition, we have purchase obligations for goods and services, capital expenditures, and raw materials entered into in the normal course of business. At June 30, 2013, there have been no material changes to the commitments disclosed in the 2012 Form 10-K.

Legal Proceedings and Contingencies

We are a party to routine legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings or environmental claims that we believe would, individually or in the aggregate, have a material adverse effect on our financial position, results of operations, or cash flows.

Guarantees

We provide guarantees, indemnifications, and assurances to others. Note 15, Commitments, Legal Proceedings and Contingencies, and Guarantees, of the Notes to Consolidated Financial Statements in "Item 8. Financial Statements and Supplementary Data" in our 2012 Form 10-K describes the nature of our guarantees, including the approximate terms of the guarantees, how the guarantees arose, the events or circumstances that would require us to perform under the guarantees, and the maximum potential undiscounted amounts of future payments we could be required to make. As of June 30, 2013, there have been no material changes to the guarantees disclosed in the 2012 Form 10-K.

Commitments, Legal Proceedings and Contingencies, and Guarantees

Commitments

We have commitments for leases and long-term debt that are discussed further in Note 6, Leases, and Note 9, Debt. In addition, we have purchase obligations for goods and services, capital expenditures, and raw materials entered into in the normal course of business.

We are a party to a number of long-term log and fiber supply agreements. At December 31, 2012, our total obligation for log and fiber purchases under contracts with third parties was approximately $227 million based on fixed contract pricing or first quarter 2013 pricing for variable contracts. Under most of these log and fiber supply agreements, we have the right to cancel or reduce our commitments in the event of a mill curtailment or shutdown. Future purchase prices under most of these agreements will be set quarterly or semiannually based on regional market prices. Our log and fiber obligations are subject to change based on, among other things, the effect of governmental laws and regulations, our manufacturing operations not operating in the normal course of business, log and fiber availability, and the status of environmental appeals. Except for deposits required pursuant to wood supply contracts, these obligations are not recorded in our consolidated financial statements until the transactions occur. In July 2012, there was a change in the ownership of timberlands that serve as a significant source of fiber to our Wood Products segment pursuant to a number of long-term fiber supply agreements. The affected supply agreements remain in place, with our rights and the new owners' obligations under those agreements unchanged. As such, we do not anticipate the ownership transition will negatively affect our operations.

We enter into utility contracts for the purchase of electricity and natural gas. We also purchase these services under utility tariffs. At December 31, 2012, we had approximately $8.6 million of utility purchase commitments. These payment obligations were estimated either at market prices as of December 31, 2012, or at a fixed price, in each case in accordance with the terms of the related utility contract or tariff. Because we consume the energy in the manufacture of our products, these obligations represent the face value of the contracts, not resale value.

Legal Proceedings and Contingencies

We are a party to routine legal proceedings that arise in the ordinary course of our business. We are not currently a party to any legal proceedings or environmental claims that we believe would, individually or in the aggregate, have a material adverse effect on our financial position, results of operations, or cash flows.

Guarantees

We provide guarantees, indemnifications, and assurances to others.

Boise Cascade and its subsidiaries (Boise Cascade Building Materials Distribution, L.L.C., and Boise Cascade Wood Products, L.L.C.) act as co-borrowers under our Revolving Credit Facility, described in Note 9, Debt. Their obligations are guaranteed by each of our remaining domestic subsidiaries.

Boise Cascade and its wholly owned subsidiary, Boise Finance, issued $250.0 million of 6.375% senior notes due in 2020. At December 31, 2012, $250.0 million of the notes were outstanding. The Senior Notes are guaranteed by each of Boise Cascade's existing and future direct or indirect domestic subsidiaries that is a guarantor or co-borrower under our Revolving Credit Facility, other than Boise Finance. See Note 9, Debt and Note 18, Consolidating Guarantor and Nonguarantor Financial Information, for more information.

Boise Cascade issued guarantees to a limited number of trade creditors of one or more of its principal operating subsidiaries, Boise Cascade Building Materials Distribution, L.L.C., and Boise Cascade Wood Products, L.L.C., for trade credit obligations arising in the ordinary course of the business of such operating subsidiaries. These included guarantees of the obligations of Boise Cascade Wood Products, L.L.C., with respect to present and future timber sale agreements and several facility and rolling stock leases entered into by such subsidiaries and by Boise Cascade Building Materials Distribution, L.L.C. Boise Cascade's exposure under these agreements is limited to future timber purchases and the minimum lease payment requirements under the agreements. Boise Cascade also enters into guarantees of various raw material or energy supply agreements arising in the ordinary course of business.

All surety bonds and most letters of credit supporting obligations of subsidiaries sold or liabilities assumed by Boise Inc. in connection with the sale of our Paper and Packaging & Newsprint assets in 2008 have been replaced by new surety bonds or letters of credit issued without our credit support. The principal exception is letters of credit supporting workers' compensation obligations assumed by Boise Inc., which as a matter of state law must remain in our name even though the underlying liabilities and exposures have been assumed by Boise Inc. We are entitled to an indemnification from the purchaser for liabilities with respect to such letters of credit arising from workers' compensation claims assumed by Boise Inc. and for our costs of maintaining Boise Inc.'s share of any such letter of credit.

We enter into a wide range of indemnification arrangements in the ordinary course of business. These include tort indemnifications, tax indemnifications, financing transactions, indemnifications against third-party claims arising out of arrangements to provide services to us, and indemnifications in merger and acquisition agreements. At December 31, 2012, we are unable to estimate the maximum potential liability under these indemnifications, and we are not aware of any material liabilities arising from these indemnifications.

Southeast Operations
Commitments and Contingencies

NOTE 8—Commitments and Contingencies

        In connection with the acquisition of the Southeast Operations in 2004, the Parent agreed to indemnify the previous owners for any damages incurred in connection with certain environmental liabilities, if any, relating to or arising from environmental conditions that occur on the acquired properties after the Parent acquired them. The terms of the indemnifications are not limited as to the maximum potential future payments under said indemnification provisions and continue in perpetuity. As of the dates of acquisition and through December 30, 2012 and through the six month ended June 30, 2013 (unaudited), there are no obligations that have arisen in association with these indemnifications.

        In the ordinary course of business, the Southeast Operations is involved in various claims and/or legal proceedings. In the opinion of management, the Southeast Operations believes it has adequate legal defenses with respect to each of these actions, and resolution of these matters is not expected to have a material adverse effect on the financial condition, results of operations or cash flows of the Southeast Operations.